Risks (Tables)	12 Months Ended
Dec. 31, 2017
Risks/Concentration of Credit Risks [Abstract]
Schedule of industry concentration risk
	Loan receivable As of December 31, 2017	Interest income for the year ended December 31, 2017
Tire Supply chain financing	$84,133,590	$7,767,344
Trade and service	57,927,749	6,231,634

	Percentage	Percentage
Tire Supply chain financing	46.3%	47.0%
Trade and service	31.9%	37.7%

	Loan receivable As of December 31, 2016	Interest income for the year ended December 31, 2016
Tire Supply chain financing	$56,966,609	$15,604,310
Trade and service	54,413,130	8,355,837

	Percentage	Percentage
Tire Supply chain financing	36.8%	43.9%
Trade and service	35.2%	23.5%